SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)Basis of presentation

The consolidated financial statements of the Company, its subsidiaries and the VIE are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation

(b)Principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the consolidated financial statements of the Company, its subsidiaries and the VIE for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Use of estimates

(c)Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts, costs related to customer loyalty programs, useful lives and residual values of vehicles, impairment of intangibles and long-lived assets, valuation allowance for deferred tax assets, valuation of share-based awards and forfeiture rates, assumptions used in determining the fair value of the warrants, and beneficial conversion features.

Foreign currency and foreign currency translation

(d)Foreign currency and foreign currency translation

The Company uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive loss as general and administrative expenses.

Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity/(deficit).

The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.2046 on December 31, 2014, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Concentration of credit risk

(e)Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents and accounts receivable.

The Company deposits its cash and cash equivalents with financial institutions located in jurisdictions where the subsidiaries are located. The Company believes that no significant credit risk exists as these banks are principally government-owned financial institutions with high credit quality.

When providing services, the Company generally requires individual customers to make advance payments, or a deposit from the corporate clients before the services are rendered. Accounts receivable primarily represents those receivables derived in the ordinary course of business in relation to corporate clients. The Company offers payment term in the range of 45 — 60 days to all corporate clients. Substantially all revenue was derived from customers located in China.

No single customer accounted for more than 10% of the Company’s consolidated accounts receivable as of December 31, 2013 and 2014, nor for more than 10% of the Company’s consolidated net revenues in any of the periods presented either.

Cash and cash equivalents	(f)Cash and cash equivalents Cash and cash equivalents consist of cash in banks, which are unrestricted as to withdrawal or use.
Restricted cash

(g)Restricted cash

Restricted cash includes cash and cash equivalents that are not readily available for the Company’s normal disbursements. Restricted cash and cash equivalents are primarily related to cash deposits with banks and financial institutions required as part of the Company’s  short-term borrowing arrangements (Note 7).

Investments

(h)Investments

For investments where the Company does not have a controlling financial interest, the Company evaluates if they are investments in debt and equity securities and if they provide the Company with the ability to exercise significant influence over the operating and financial policies of the investees. Investments in debt and equity securities are classified into one of three categories: (i) ‘‘held to maturity’’ which are reported at amortized cost; (ii) ‘‘trading securities’’ which are reported at fair value with unrealized holding gains and losses recorded in earnings; and (iii) ‘‘available for sale’’ which are reported at fair value with changes in unrealized gains and losses recorded in other comprehensive income. The equity method is used for investments where the Company does not have a controlling financial interest but has the ability to exercise significant influence over the operating and financial policies of the investee. Cost method is used for investments where the Company does not have the ability to exercise significant influence over the operating and financial policies of the investee.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of an investment is less than its carrying value. The Company reviews several factors to determine whether a loss is other-than-temporary including, but not limited to, (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) current economic and market conditions; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Accounts receivable, net of allowance for doubtful accounts

(i)Accounts receivable, net of allowance for doubtful accounts

Accounts receivable mainly consist of amounts due from the Company’s corporate clients, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Company performs ongoing credit evaluation of its customers, and assesses allowance for doubtful accounts based upon expected collectability based on the age of the receivables and factors surrounding the credit risk of specific customers.

Property and equipment, net

(j)Property and equipment, net

Property and equipment is stated at cost, less accumulated depreciation and impairment. Initial cost is comprised of the purchase price, plus any costs directly attributable to bringing the property and equipment to the location and condition necessary for its intended use. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimates of residual values. The Company begins depreciating vehicles when they are ready for their intended use. The estimated useful lives of these assets are generally as follows:

Vehicles	3-4 years
In-car equipment	3 years
Office furniture and equipment	5 years
Software	3 - 5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life of the asset 1-5 years

Construction in progress represents offices under construction and newly acquired vehicles which are not yet been placed in service. Construction in progress is transferred to property and equipment and depreciation commences when the asset is ready for its intended use.

Vehicles

A vehicle is considered ready for its intended use generally when the license plate for the vehicle is obtained, the vehicle is insured, and when GPS tracking devices is installed. Expenditures for repairs and maintenance of vehicles are expensed as incurred. The Company expects to hold its vehicles generally for a period of approximately three to four years before their disposal, except for vehicles subject to the repurchase programs, which have a holding period typically ranges from 12 to 24 months. The estimated residual value of vehicles which are not subject to the repurchase programs were typically made based on the current market price for used vehicles obtained from used vehicles dealers or the used car market of similar models.

The Company monitors accounting estimates relating to vehicles on a quarterly basis, including the depreciation rates and estimated residual value of vehicles. Changes made to estimates are reflected in vehicle-related depreciation expense on a prospective basis. In addition, depreciation expenses associated with vehicles subject to the repurchase programs are recorded based on the contractual repurchase prices and holding periods, and are adjusted if the repurchase conditions of such vehicles are not met. Gain or loss on disposal of vehicles is recognized as an adjustment to depreciation expense as part of vehicle operating expenses in the consolidated statements of comprehensive loss. The Company recorded losses of RMB4,602,078, RMB9,117,467 and RMB516,550 on disposal of vehicles for the years ended December 31, 2012, 2013 and 2014, respectively. The Company adjusts the net carrying value of vehicles to zero if the vehicle cannot be tracked via the installed GPS system for more than six months and cannot be otherwise located, as the Company believes that the chance of recovering the vehicle in such circumstances is remote, and such loss is recorded in the consolidated statements of comprehensive loss as vehicle operating expenses.

Intangible assets

(k)Intangible assets

Intangible assets are substantially comprised of car rental operating licenses and vehicle license plates acquired from third parties and local administration authorities of which the gross carrying value totaled RMB29,977,317 and RMB38,246,326 as of December 31, 2013 and 2014, respectively.

The car rental operating licenses are originally assigned a fixed operating period, which can be extended upon expiration without significant additional cost. The Company also believes that there is no significant risk involved in the car rental operating license renewal process. Further, there are no legal, regulatory, or contractual provisions of which the Company is aware that may limit the useful life of such licenses. As such, the Company considers such car rental operating licenses to be indefinite-lived and carries them at cost less any subsequent impairment losses. Vehicle license plates do not expire and require no renewal. Therefore, they are similarly considered to be indefinite-lived and are carried at cost less any subsequent accumulated impairment losses.

Impairment of intangible assets and long-lived assets

(l)Impairment of intangible assets and long-lived assets

The Company evaluates the intangible assets and long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. For long-lived assets, when these events occur, the Company evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition.  For indefinite lived assets, the impairment test consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, which is generally determined using the income approach, market approach, or a combination thereof, an impairment loss is recognized. No impairment charges were recognized for the years ended December 31, 2012, 2013,  and 2014.

Deposits and advances from customers

(m)Deposits and advances from customers

Customer deposits:

The Company collects deposits from corporate clients upon entering into negotiated contracts, and such amount is refundable at the end of the contract period provided no contract violations are noted. For individual customers, the Company collects additional amounts from them upon return of the rental vehicle based on the estimated repair and other relevant costs. In situations where the contract is violated or damage is caused to the vehicle, customer deposits received is used to offset expenses incurred in the period such incidents occur, and the excess amount is returned to customers. The customer deposits are classified as accrued expenses and other current liabilities on the consolidated balance sheets. The Company records a loss on the consolidated statements of comprehensive loss if expenses incurred for repair exceeds the customer deposit amounts.

Advances from customers:

Individual customers pay in advance prior to the rental vehicle pick-up. Payments received from customers are initially recorded as advances from customers and are recognized as revenues when revenue recognition criteria are met.

Revenue recognition

(n)Revenue recognition

Revenue from car rentals and car services are generally recognized over the rental period. Revenue from the sale of gasoline is recognized when the vehicle is returned and is based on the actual volume of gasoline consumed or a contracted fee paid by the customer. For car rentals, payments are generally collected from customers in advance, and are recorded as advances from customers in the consolidated balance sheets until the revenue recognition criteria are met. Customers who purchase car services are generally on credit terms, and the initial credit evaluation is conducted before customer credits are extended. Revenue is recognized when collectability is reasonably assured and all other revenue recognition criteria are met.

Occasionally, the Company engages contracted service providers in offering car services to its customers where the Company currently does not provide such services in certain cities or such services exceed the Company’s existing capacity. The end customers sign service contracts directly with the Company in such arrangement and the Company is the party who is responsible for customers’ acceptance for services rendered. In case of customer disputes, the Company resolves customer complaints and is solely responsible for refunding customers their payments. Therefore, the Company is considered the primary obligor in the transaction. The Company also determines the service fee and bears the credit risk. As a result, the Company recognizes this revenue under this arrangement on a gross basis.

In the accompanying consolidated statements of comprehensive loss, revenue is presented net of business tax, VAT and other related surcharges. Vehicle operating expenses associated with car rentals and car services have not been presented separately as the Company cannot reasonably and reliably estimate and allocate expenses to each of the revenue streams.

Customer loyalty program

(o)Customer loyalty program

The Company has a customer loyalty program where registered members earn points upon eligible purchases and such points can be redeemed for free rental periods, mileage upgrades, and other free gifts.  The Company estimates the incremental costs associated with the Company’s future obligation to its customers, and records them as selling and marketing expense in the consolidated statements of comprehensive loss.  Unredeemed membership points are recorded in accrued expenses and other current liabilities in the consolidated balance sheets.  The Company adjusts the liability associated with the customer loyalty program based on the Company’s estimate of future redemption of membership points prior to their expiration, which is three calendar years from the day the membership points are awarded. As of December 31, 2013 and 2014, the accrued liabilities associated with the customer loyalty program were RMB3,074,703 and RMB3,740,948, respectively.

Advertising costs

(p)Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were RMB23,616,338,  RMB24,793,826 and RMB16,104,661 for the years ended December 31, 2012, 2013 and 2014, respectively, and were recorded in selling and marketing expenses in the consolidated statements of comprehensive loss.

Taxation

(q)Taxation

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operations in the period of the enactment of the change. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected for a company operating in the car rental industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classify interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Government grants and subsidy income

(r)Government grants and subsidy income

The Company receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The Company is also entitled to receive financial subsidies in relation to the VAT Pilot Program as discussed in Note 9. These government subsidies are recorded as other operating income on the consolidated statement of comprehensive loss in the period cash is received.

Fair value measurements

(s)Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, accounts payable, advance from customers, certain accrued expenses and other current liabilities, and short-term and long-term borrowings. The carrying amounts of the short-term financial instruments excluding short-term borrowings approximate their fair values due to the short-term maturity of these instruments. The carrying amount of short-term and long-term borrowings approximate their fair values as of December 31, 2013 and 2014 as the interest rates they bear reflect the current quoted market yield for comparable borrowings (Level 2 inputs).

Warrants

(t)Warrants

The Company recorded common and convertible preferred share warrants issued to investors in accordance with their classification. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of comprehensive loss during the periods in which such instruments are outstanding. Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

If warrants are subsequently modified through an amendment, the Company assesses its impact on classification and measurement. For equity-classified instruments issued to preferred share investors that remain equity-classified after the modification, the Company recognizes in retained earnings (or paid-in-capital in the absence of retained earnings) the changes in the fair value of the instrument before and after the modification. The Company’s equity-classified warrants were modified in 2013 as disclosed in Note 13.

Vehicle purchase deposits

(u)Vehicle purchase deposits

The Company purchases vehicles through car dealers and makes advance payments in the ordinary course of business before title of vehicles are transferred to the Company. As the advance payments will be converted into property and equipment, which is a non-current asset, vehicle purchase deposits are accordingly classified as non-current assets on the consolidated balance sheets.

Share-based compensation

(v)Share-based compensation

The Company recognizes share-based compensation based on the grant date fair value of equity awards, with compensation expense recognized over the period in which the grantee is required to provide services to the Company in exchange for the equity award. Share-based compensation expense is classified in the consolidated statements of comprehensive loss based upon the job function of the grantee. For the years ended December 31, 2012, 2013 and 2014, the Company recognized share-based compensation expense of RMB6,683,456, RMB6,206,213 and RMB12,681,141, respectively, as follows:

	For the year ended December 31,
	2012	2013	2014
Vehicle operating expenses	80,631	28,544	133,801
Selling and marketing expense	34,815	8,573	489,831
General and administration expenses	6,568,010	6,169,096	12,057,509
Total	6,683,456	6,206,213	12,681,141

Debt issuance cost

(w)Debt issuance cost

The Company incurs costs in connection with debt issuance, such as legal and accounting fees. Debt issuance costs are initially recorded as prepaid expense and other current assets on the consolidated balance sheets, and are amortized to interest expense over the term of the respective borrowings using the effective interest method.

Earnings (loss) per share

(x)Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

(y)Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all of the Company’s revenues are derived from within the PRC, Therefore, no geographical segments are presented.

Recently issued accounting standards

(z)Recently issued accounting standards

In May 2014, the FASB and International Accounting Standards Board (“IASB”) issued their converged standard on revenue recognition. The objective of the revenue standard ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)” is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. The Company is in the process of evaluating the impact of adopting this guidance.

In February 2015, the FASB issued ASU No.2015-02, “Consolidation (Topic 810): Amendments  to the Consolidation Analysis (ASU 2015-02)”. ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; (iii) changing consolidation conclusion for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Company is in the process of evaluating the impact of adopting this guidance.

In April 2015, the FASB issued ASU No. 2015-03, “Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs”, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the associated debt liability. For public business entities, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The new guidance will be applied on a retrospective basis and early adoption is permitted.  The Company is in the process of evaluating the impact of adopting this guidance.